Commitments and contingencies - Additional Information (Detail) - USD ($)		12 Months Ended
	Jan. 31, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Rent expenses		$ 400,000	$ 500,000	$ 200,000
Davita Inc [Member] | Master Care Coordination Services Agreement [Member]
Initial term of agreement		3 years
Renewal term		1 year
Monthly payment commitment for care coordination services multiplied by the number of covered patients	$ 10
Payment commitment for patient engagement services multiplied by the number of covered patients	$ 3.5
Maximum [Member]
Lease term		5 years
SafeHarborPlan [Member]
Defined benefit contribution percentage		5.00%
Defined benefit contribution amount		$ 200,000	$ 100,000	$ 14,000